TRADE AND OTHER RECEIVABLES - Balances of counterparties who have been assessed as being credit impaired at reporting date (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Other receivables	R 33.8	R 57.4
Loss allowance			R (1.2)
Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Other receivables	32.9	55.2
Loss allowance	0.0	0.0
Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Other receivables	0.9	2.2
Loss allowance	R (0.9)	R (2.2)